Consolidated Statement of Financial Position (Parentheticals)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Statement of financial position [abstract]
Prepayment	RM 1,352,792	$ 333,118